FAIR VALUE MEASUREMENT - Marketable securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
FAIR VALUE MEASUREMENT
Listed equity securities				¥ 91,370	$ 14,003
Amount of shares carried at fair value	$ 18,337	$ 20,195
Unrealized gains		$ 4,744	$ 1,048
Unrealized losses	$ 418